UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number  811-07226

                 National Limited Maturity Municipals Portfolio
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               255 State Street,
                    Boston MA                                    02109
     -------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                              Alan R. Dynner, Esq.
                                255 State Street,
                                 Boston MA 02109
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

National Limited Maturity Municipals
Portfolio

-------------------------------------------------------------------------------------------------------
SANTA FE GEOTHERMAL INC.                                                      Agenda: 932041457
     CUSIP: 130534WY2                         Meeting Type: Consent
    Ticker:                                   Meeting Date: 9/29/2003           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     PLAN OF REORGANIZATION                                         Mgmt

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     (Registrant) National Limited Maturity Municipals Portfolio

                   By (Signature) /S/ Thomas J. Fetter
                                  ----------------------------------------------
                   Name           Thomas J. Fetter

                   Title          President

Date 08-30-2004